Shareholder Report, Line Graph (Details) - USD ($)	Dec. 29, 2016	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
C000173812
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 10,000.00	$ 16,419.51	$ 16,835.53	$ 12,050.31	$ 14,704.63	$ 10,236.43	$ 5,113.56	$ 6,712.88	$ 9,823.82	$ 8,440.00
C000173813
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 10,000.00	15,969.27	16,422.17	11,804.75	14,446.57	10,090.91	5,049.72	6,652.65	9,783.83	8,420.00
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 10,000.00	24,174.97	21,271.05	17,215.66	17,070.45	18,312.47	12,910.16	12,245.24	12,405.67	11,092.69
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000.00	25,392.89	22,329.98	17,875.52	17,512.69	18,398.81	13,083.50	12,251.00	12,286.69	11,012.74
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 10,000.00	24,174.97	21,271.05	17,215.66	17,070.45	18,312.47	12,910.16	12,245.24	12,405.67	11,092.69
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000.00	$ 25,392.89	$ 22,329.98	$ 17,875.52	$ 17,512.69	$ 18,398.81	$ 13,083.50	$ 12,251.00	$ 12,286.69	$ 11,012.74